Reserves for Losses and Adjustment Expenses Short-duration Contracts - Historical Claims Duration (Details)	Dec. 31, 2019
Insurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	15.80%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	26.30%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	16.10%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	11.70%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	8.50%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	5.70%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	4.40%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	1.70%
Reinsurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	16.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	29.70%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	15.30%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	8.80%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	8.10%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	5.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	3.20%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	3.30%